Note T - Profit Sharing Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0